SUPPLEMENT DATED JANUARY 18, 2006

TO THE

PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following supersedes any contrary information contained in each of the Prospectuses and Statements of Additional Information for the Funds listed below:

Transfer agent and shareholder servicing agent. Effective January 1, 2006, PFPC, Inc. (the “transfer agent”), located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distribution payable by the fund.

All references to a sub-transfer agent for the fund are hereby deleted.

For clients of a PFS Investments Inc. Registered Representative, write PFS Investments Inc. at P.O. Box 9662, Providence, Rhode Island 02940-9662.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2005

SMITH BARNEY ALLOCATION SERIES INC.	May 31, 2005
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 30, 2005

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2005

SMITH BARNEY EQUITY FUNDS	May 31, 2005
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2005

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2005
SMITH BARNEY EXCHANGE RESERVE FUND	November 28, 2005
SB CAPITAL AND INCOME FUND	April 29, 2005
Smith Barney Shares

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2005
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 29, 2005
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2005

SMITH BARNEY INVESTMENT SERIES
SB GROWTH AND INCOME FUND	February 25, 2005
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND	February 25, 2005
SMITH BARNEY DIVIDEND STRATEGY FUND	February 25, 2005

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 28, 2005
SMITH BARNEY MID CAP CORE FUND	March 28, 2005
Citi Shares

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2005

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2005
CASH PORTFOLIO

SMITH BARNEY MUNI FUNDS
NEW YORK PORTFOLIO	July 29, 2005

SMITH BARNEY SECTOR SERIES FUND INC.	February 25, 2005
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY TRUST II
SMITH BARNEY CAPITAL PRESERVATION FUND	February 25, 2005
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 25, 2005

FD03350

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